Operating Segments and Related Disclosures - Selected Financial Information for Each Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net Sales:
Net Sales	$ 286.6	$ 298.2	$ 244.9	$ 249.9	$ 201.9	$ 252.2	$ 226.2	$ 229.9	$ 209.8	$ 530.3	$ 451.8	$ 994.9	$ 918.1	$ 857.9
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
(Loss) income from continuing operations before income taxes	(9.6)	4.4	(0.5)	4.6	4.7	1.9	1.6	1.0	4.5	(18.8)	9.3	13.2	9.0	2.1
Interest expense	(12.6)			(5.8)						(23.8)	(11.8)	(22.3)	(30.8)	(37.0)
Interest income	0.1			0.1						0.2	0.3	0.6	1.0	1.6
Stock-based compensation	(3.1)			(1.3)						(6.3)	(2.2)	(6.5)	(3.7)	(0.4)
Capital Expenditures, cash and non-cash												37.2	21.1	22.6
Depreciation and amortization	5.3			5.5						11.4	10.8	22.3	24.6	27.9
Aerospace and Defense
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Capital Expenditures, cash and non-cash												37.2	21.1	18.2
Depreciation and amortization												21.7	24.3	27.6
Real Estate
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Depreciation and amortization												0.6	0.3	0.3
Corporate retirement benefit plan expense
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Capital Expenditures, cash and non-cash														4.4
Operating Segments [Member]
Net Sales:
Net Sales	286.6			249.9						530.3	451.8	994.9	918.1	857.9
Segment Performance:
Segment Performance	23.7			21.3						43.9	41.9	88.2	80.2	72.6
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Segment Performance	23.7			21.3						43.9	41.9	88.2	80.2	72.6
Operating Segments [Member] | Aerospace and Defense
Net Sales:
Net Sales	285.4			247.7						527.7	448.0	986.1	909.7	850.7
Segment Performance:
Aerospace and Defense	36.4			27.6						65.6	52.5	115.5	108.6	99.6
Environmental remediation provision adjustments	(1.2)			(2.3)						(0.6)	(2.8)
Environmental remediation provision adjustments												(11.4)	(8.9)	(0.2)
Retirement benefit plan expense	(10.8)			(4.7)						(21.5)	(9.4)	(18.9)	(21.0)	(29.3)
Unusual items	(1.7)			(0.2)						(1.6)	(0.4)	(0.7)	(4.1)	(2.8)
Segment Performance	22.7			20.4						41.9	39.9	84.5	74.6	67.3
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Segment Performance	22.7			20.4						41.9	39.9	84.5	74.6	67.3
Retirement benefit plan expense	(10.8)			(4.7)						(21.5)	(9.4)	(18.9)	(21.0)	(29.3)
Operating Segments [Member] | Real Estate
Net Sales:
Net Sales	1.2			2.2						2.6	3.8	8.8	8.4	7.2
Segment Performance:
Segment Performance	1.0			0.9						2.0	2.0	3.7	5.6	5.3
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Segment Performance	1.0			0.9						2.0	2.0	3.7	5.6	5.3
Segment Reconciling Items [Member]
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Interest expense	(12.6)			(5.8)						(23.8)	(11.8)	(22.3)	(30.8)	(37.0)
Interest income	0.1			0.1						0.2	0.3	0.6	1.0	1.6
Stock-based compensation	(3.1)			(1.3)						(6.3)	(2.2)	(6.5)	(3.7)	(0.4)
Unusual items	(4.6)			(0.4)						(10.6)	(0.4)	(12.0)	(1.5)	(0.6)
Corporate, Non-Segment [Member]
Segment Performance:
Retirement benefit plan expense	(5.3)			(5.6)						(10.5)	(11.1)	(22.1)	(25.4)	(12.6)
Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Retirement benefit plan expense	(5.3)			(5.6)						(10.5)	(11.1)	(22.1)	(25.4)	(12.6)
Corporate and other	$ (7.8)			$ (3.7)						$ (11.7)	$ (7.4)	$ (12.7)	$ (10.8)	$ (21.5)